UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni           Chicago, IL            October 8, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     71
                                            ---------------------
Form 13F Information Table Value Total:     $397,461
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----
ACCO Brands Corporation       COM       00081T108    6,766     937,140  SH         Sole                 926,000           11,140
ATC Technology Corporation    COM       00211W104    4,492     227,310  SH         Sole                 224,630            2,680
Anixter International Inc.    COM       035290105    2,808      70,000  SH         Sole                  70,000                0
Arris Group, Inc.             COM       04269Q100    5,638     433,374  SH         Sole                 428,224            5,150
ArvinMeritor, Inc.            COM       043353101    4,142     529,616  SH         Sole                 523,196            6,420
Aspen Insurance
Holdings Limited              SHS       G05384105    7,535     284,673  SH         Sole                 281,173            3,500
Avocent Corporation           COM       053893103    3,499     172,600  SH         Sole                 170,500            2,100
B&G Foods, Inc.               CLA       05508R106    8,313   1,014,990  SH         Sole               1,002,900           12,090
Baldor Electric Company       COM       057741100    4,393     160,690  SH         Sole                 158,800            1,890
Benchmark Electronics, Inc.   COM       08160H101    7,226     401,464  SH         Sole                 396,289            5,175
Big 5 Sporting
Goods Corporation             COM       08915P101    6,921     458,342  SH         Sole                 452,722            5,620
Big Lots, Inc.                COM       089302103    8,293     331,470  SH         Sole                 327,600            3,870
Brady Corporation             CLA       104674106    5,016     174,650  SH         Sole                 172,500            2,150
Bristow Group Inc.            COM       110394103    3,810     128,320  SH         Sole                 126,800            1,520
Brocade Communications
Systems                       COM NEW   111621306    5,082     646,522  SH         Sole                 638,702            7,820
CAI International, Inc.       COM       12477X106    4,003     543,090  SH         Sole                 536,600            6,490
CBIZ, Inc.                    COM       124805102    7,683   1,029,900  SH         Sole               1,017,700           12,200
CVB Financial Corp.           COM       126600105      408      53,800  SH         Sole                  53,200              600
Chemed Corporation            COM       16359R103    6,824     155,470  SH         Sole                 153,600            1,870
Cincinnati Bell Inc.          COM       171871106    9,344   2,669,703  SH         Sole               2,637,843           31,860
Columbia Banking System, Inc. COM       197236102    4,710     284,600  SH         Sole                 281,200            3,400
Columbus McKinnon Corporation COM       199333105    2,338     154,300  SH         Sole                 152,800            1,500
Corrections Corporation
of America                    COM NEW   22025Y407    5,479     241,900  SH         Sole                 241,900                0
Delphi Financial Group, Inc.  CLA       247131105    6,916     305,604  SH         Sole                 301,694            3,910
Drew Industries Incorporated  COM NEW   26168L205    3,524     162,460  SH         Sole                 160,600            1,860
FARO Technologies Inc.        COM       311642102    2,686     156,360  SH         Sole                 154,500            1,860
Financial Federal Corporation COM       317492106    5,083     205,960  SH         Sole                 203,500            2,460
Five Star Quality Care, Inc.  COM       33832D106    4,769   1,303,062  SH         Sole               1,286,812           16,250
Gildan Activewear Inc.        COM       375916103    8,505     431,310  SH         Sole                 426,220            5,090
GrafTech International Ltd.   COM       384313102    5,360     364,610  SH         Sole                 360,300            4,310
HCC Insurance Holdings, Inc.  COM       404132102    4,043     147,810  SH         Sole                 145,900            1,910
Harman International
Industries                    COM       413086109    3,297      97,300  SH         Sole                  97,300                0
Harris Stratex Networks, Inc. CLA       41457P106    3,266     466,587  SH         Sole                 461,277            5,310
Heidrick & Struggles
Int'l., Inc.                  COM       422819102    4,956     213,065  SH         Sole                 210,365            2,700
Hexcel Corporation            COM       428291108    7,958     695,620  SH         Sole                 687,200            8,420
Intermec, Inc.                COM       458786100    4,585     325,180  SH         Sole                 321,200            3,980
Jo-Ann Stores, Inc.           COM       47758P307    3,831     142,794  SH         Sole                 141,020            1,774
Jos. A. Bank Clothiers, Inc.  COM       480838101    8,564     191,293  SH         Sole                 189,053            2,240
Kennametal Inc.               COM       489170100    5,138     208,770  SH         Sole                 206,300            2,470
Key Energy Services, Inc.     COM       492914106    2,537     291,554  SH         Sole                 288,034            3,520
MB Financial, Inc.            COM       55264U108    8,193     390,690  SH         Sole                 385,900            4,790
McCormick & Schmick's Seafood COM       579793100    3,890     522,880  SH         Sole                 517,100            5,780
Middleby Corporation          COM       596278101    9,422     171,280  SH         Sole                 169,300            1,980
Modine Manufacturing Company  COM       607828100    4,048     436,700  SH         Sole                 436,700                0
                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----
NeuStar, Inc.                 CLA       64126X201    6,520     288,500  SH         Sole                 285,000            3,500
ON Semiconductor Corporation  COM       682189105    7,630     924,795  SH         Sole                 913,725           11,070
Ocwen Financial Corporation   COM NEW   675746309    4,799     423,950  SH         Sole                 418,900            5,050
Penson Worldwide, Inc.        COM       709600100    6,573     674,860  SH         Sole                 666,800            8,060
Polycom, Inc.                 COM       73172K104    3,125     116,818  SH         Sole                 115,446            1,372
Psychiatric Solutions, Inc.   COM       74439H108    5,999     224,180  SH         Sole                 221,500            2,680
R. R. Donnelley
& Sons Company                COM       257867101    7,377     347,000  SH         Sole                 347,000                0
Reinsurance Group
Of America, Inc.              COM NEW   759351604   10,896     244,297  SH         Sole                 241,337            2,960
Rudolph Technologies, Inc.    COM       781270103    2,063     278,720  SH         Sole                 274,800            3,920
SVB Financial Group           COM       78486Q101    5,219     120,610  SH         Sole                 119,200            1,410
SYNNEX Corporation            COM       87162W100    6,783     222,544  SH         Sole                 219,854            2,690
SeaBright Insurance
Holdings, Inc.                COM       811656107    6,141     537,738  SH         Sole                 532,018            5,720
SkyWest, Inc.                 COM       830879102    3,126     188,552  SH         Sole                 186,332            2,220
Sonic Corp.                   COM       835451105    3,750     339,020  SH         Sole                 335,100            3,920
Spherion Corporation          COM       848420105    7,747   1,247,520  SH         Sole               1,232,400           15,120
Sun Healthcare Group, Inc.    COM NEW   866933401    4,316     499,490  SH         Sole                 493,300            6,190
Syniverse Holdings, Inc.      COM       87163F106    9,849     562,800  SH         Sole                 556,100            6,700
TNS, Inc.                     COM       872960109   12,404     452,710  SH         Sole                 447,300            5,410
Teleflex Incorporated         COM       879369106    5,438     112,560  SH         Sole                 111,270            1,290
The Dress Barn, Inc.          COM       261570105    5,343     297,990  SH         Sole                 294,500            3,490
The Hanover Insurance
Group, Inc.                   COM       410867105    8,221     198,900  SH         Sole                 196,400            2,500
The Stanley Works             COM       854616109    8,358     195,780  SH         Sole                 193,430            2,350
TradeStation Group, Inc.      COM       89267P105    4,945     606,790  SH         Sole                 600,000            6,790
Triumph Group, Inc.           COM       896818101    4,103      85,500  SH         Sole                  85,500                0
Validus Holdings, Ltd.        COM SHS   G9319H102    4,567     177,010  SH         Sole                 174,900            2,110
Virtusa Corporation           COM       92827P102    3,147     331,633  SH         Sole                 327,930            3,703
Websense, Inc.                COM       947684106    3,731     222,100  SH         Sole                 219,400            2,700
TOTAL                                              397,461
